Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)
Tax on profit

			$ million
	2017	2016	2015
Current tax
Charge for the year	4,208	1,762	1,910
Adjustment in respect of prior years[a]	58	(123)	(329)
	4,266	1,639	1,581
Deferred tax[b]
Origination and reversal of temporary differences in the current year	(503)	(3,709)	(5,090)
Adjustment in respect of prior years[c]	(51)	(397)	338
	(554)	(4,106)	(4,752)
Tax charge (credit) on profit or loss	3,712	(2,467)	(3,171)

[a]	The adjustments in respect of prior years reflect the reassessment of the current tax balances for prior years in light of changes in facts and circumstances during the year.

[b]
Origination and reversal of temporary differences in the current year include the impact of tax rate changes on deferred tax balances. 2017 includes a charge of $859 million in respect of the reduction in the US federal corporate income tax rate from 35% to 21%, effective from 1 January 2018; this has been calculated as the change in deferred tax balances at 31 December 2017, excluding the increase in the provision in the fourth quarter for business economic loss and other claims associated with the Deepwater Horizon Court Supervised Settlement Program (DHCSSP). The adjustments in respect of prior periods reflect the reassessment of deferred tax balances for prior years in light of all other changes in facts and circumstances during the year.

[c]	2016 included the reassessment of the recognition of deferred tax assets in relation to foreign tax credits in the US.

Disclosure of reconciliation of items affected by overall tax credit
For 2016 and 2015, the items presented in the reconciliation are affected as a result of the overall tax credit for the year and the loss before taxation. In order to provide a more meaningful analysis of the effective tax rate, the table also presents separate reconciliations for the group excluding the impacts of the Gulf of Mexico oil spill and impairment losses and reversals, and for the impacts of the Gulf of Mexico oil spill and impairment losses and reversals in isolation.

							$ million
	2017	2016 excluding impacts of Gulf of Mexico oil spill and impairments	2016 impacts of Gulf of Mexico oil spill and impairments	2016	2015 excluding impacts of Gulf of Mexico oil spill and impairments	2015 impacts of Gulf of Mexico oil spill and impairments	2015
Profit (loss) before taxation	7,180	2,914	(5,209)	(2,295)	4,031	(13,602)	(9,571)
Tax charge (credit) on profit or loss	3,712	(117)	(2,350)	(2,467)	945	(4,116)	(3,171)
Effective tax rate	52%	(4)%	45%	107%	23%	30%	33%

			% of profit or loss before taxation
Tax rate computed at the weighted average statutory rate[a]	44	18	33	52	17	38	46
Increase (decrease) resulting from
Tax reported in equity-accounted entities	(7)	(15)	—	19	(7)	—	3
Adjustments in respect of prior years	—	5	13	23	1	—	—
Deferred tax not recognized	9	26	3	(27)	17	(5)	(14)
Tax incentives for investment[b]	(6)	(9)	—	11	(10)	—	4
Gulf of Mexico oil spill non-deductible costs	1	—	(2)	(4)	—	(2)	(3)
Disposal impacts[c]	(1)	(24)	—	30	(3)	—	1
Foreign exchange	(4)	1	—	(2)	18	—	(8)
Items not deductible for tax purposes	5	8	—	(11)	10	—	(4)
Impact of US tax reform[d]	12	—	—	—	—	—	—
Decrease in rate of UK supplementary charge[e]	—	(15)	—	19	(23)	—	10
Other[b]	(1)	1	(2)	(3)	3	(1)	(2)
Effective tax rate	52	(4)	45	107	23	30	33

[a]
Calculated based on the statutory corporate income tax rate applicable in the countries in which the group operates, weighted by the profits and losses before tax in the respective countries. It reflects the mix of profits and losses arising in higher tax rate jurisdictions (primarily the Upstream segment) and lower tax rate jurisdictions (primarily the Downstream segment).

[b]	A minor amendment has been made to 2015 to conform with current year presentation. There is no impact on 2016.

[c]	In 2016 this related primarily to the tax impact on the contribution of BP’s Norwegian upstream business into Aker BP ASA.

[d]	Relates to the deferred tax impact of the reduction in the US federal corporate income tax rate from 35% to 21%, effective from 1 January 2018.

[e]	Relates to the deferred tax impact of the reductions in the UK supplementary charge rate applicable to profits arising in the North Sea from 20% to 10% in 2016 and from 32% to 20% in 2015.

Disclosure of deferred tax in the income statement and the balance sheet by category of temporary difference

		$ million
Analysis of movements during the year in the net deferred tax liability	2017	2016
At 1 January	2,497	8,054
Exchange adjustments	12	(71)
Charge (credit) for the year in the income statement	(554)	(4,106)
Charge (credit) for the year in other comprehensive income	1,503	(714)
Charge (credit) for the year in equity	1	(5)
Acquisitions and disposals	54	(661)
At 31 December	3,513	2,497
The following table provides an analysis of deferred tax in the income statement and the balance sheet by category of temporary difference:

					$ million
		Income statement[a]			Balance sheet[a]
	2017	2016	2015	2017	2016
Deferred tax liability
Depreciation	(3,971)	81	(102)	23,045	26,864
Pension plan surpluses	(12)	(12)	84	1,319	171
Derivative financial instruments	(27)	(230)	(326)	623	761
Other taxable temporary differences	(64)	(122)	59	1,317	1,254
	(4,074)	(283)	(285)	26,304	29,050
Deferred tax asset
Pension plan and other post-retirement benefit plan deficits	340	98	12	(1,386)	(1,889)
Decommissioning, environmental and other provisions	3,503	591	(2,513)	(8,618)	(12,108)
Derivative financial instruments	(50)	(6)	62	(672)	(734)
Tax credits[b]	1,476	(5,177)	256	(3,750)	(5,225)
Loss carry forward	(964)	249	(2,239)	(6,493)	(5,458)
Other deductible temporary differences	(785)	422	(45)	(1,872)	(1,139)
	3,520	(3,823)	(4,467)	(22,791)	(26,553)
Net deferred tax charge (credit) and net deferred tax liability	(554)	(4,106)	(4,752)	3,513	2,497
Of which – deferred tax liabilities				7,982	7,238
– deferred tax assets				4,469	4,741
[a] The 2017 income statement and balance sheet are impacted by the reduction in US federal corporate income tax rate from 35% to 21%, effective from 1 January 2018.

[b]	The 2016 income statement reflected the impact of a loss carry-back claim in the US, displacing foreign tax credits utilized in prior periods which are now carried forward.
A summary of temporary differences, unused tax credits and unused tax losses for which deferred tax has not been recognized is shown in the table below.

		$ billion
At 31 December	2017	2016
Unused US state tax losses[a]	6.8	9.6
Unused tax losses – other jurisdictions[b]	4.5	5.2
Unused tax credits	20.1	19.2
of which – arising in the UKc	16.3	17.1
– arising in the USd	3.8	2.0
Deductible temporary differences[e]	31.4	26.7
Taxable temporary differences associated with investments in subsidiaries and equity-accounted entities	1.6	3.1

[a]	These losses expire in the period 2018-2037 with applicable tax rates ranging from 3% to 12%.

[b]	The majority of the unused tax losses have no fixed expiry date.

[c]
The UK unused tax credits arise predominantly in overseas branches of UK entities based in jurisdictions with higher statutory corporate income tax rates than the UK. No deferred tax asset has been recognized on these tax credits as they are unlikely to have value in the future; UK taxes on these overseas branches are largely mitigated by double tax relief in respect of overseas tax. These tax credits have no fixed expiry date.

[d]	The US unused tax credits expire in the period 2018-2027.

[e]	The majority comprises fixed asset temporary differences in the UK. Substantially all of the temporary differences have no expiry date.

Disclosure of unrecognized deferred tax or write-down of deferred tax assets

			$ million
Impact of previously unrecognized deferred tax or write-down of deferred tax assets on tax charge	2017	2016	2015
Current tax benefit relating to the utilization of previously unrecognized deferred tax assets	22	40	123
Deferred tax benefit arising from the reversal of a previous write-down of deferred tax assets	—	269	—
Deferred tax benefit relating to the recognition of previously unrecognized deferred tax assets[a]	436	394	—
Deferred tax expense arising from the write-down of a previously recognized deferred tax asset	78	55	768

[a]	2017 includes the reassessment of prior year deferred tax balances in India in light of changes in facts and circumstances during the year.